NATURE OF OPERATIONS - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Current assets			$ 54,166			$ 40,691		$ 53,305
Current liabilities			$ 65,759			$ 48,450		$ 45,531
ITHAX ACQUISITION CORP.
Gross proceeds debt received							$ 3,576
Outstanding Equity Ownership Percentage			61.60%			62.90%
Repayments of Debt	$ 9,742			$ 9,814
PPP Loan						$ 1,576
Current assets						40,691
Current liabilities						48,450
Estimated to increase maximum shareholder redemption of common stock			$ 172,000			150,000
Shareholder no redemption of common stock			307,000			267,144
Gross proceeds form PIPE			70,000			50,000
Un-restricted cash			16,590			15,506
Unused line of credit			$ 15,000			$ 15,000
ITHAX ACQUISITION CORP. | Maximum
Repayments of Debt		$ 13,743			$ 11,401
ITHAX ACQUISITION CORP. | Public Shareholders
Ownership percentage			100.00%			100.00%